Consolidated Statements of Redeemable Convertible Preferred Stock, Convertible Preferred Stock and Stockholders’ Equity - USD ($)	MabVax Series B Redeemable Convertible Preferred Stock	Total Redeemable Convertible Preferred Stock	Series A-1 Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series D, E & F Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Total stockholders' equity at Dec. 31, 2014	$ 1,838,025	$ 1,838,025	$ 4,029,576	$ 966	$ 0	$ 3,787	$ 24,516,692	$ (24,550,308)	$ 4,000,713
Beginning balance (in shares) at Dec. 31, 2014	1,250,000		1,593,389	96,571	0	378,766
Conversion of Series A-1 into common stock on January 10 and February 25, 2015, amount			$ (162,968)			$ 52	162,916		0
Conversion of Series A-1 into common stock on January 10 and February 25, 2015, shares			(64,019)			5,197
Conversion of Series C into common stock on January 10, 2015, amount				$ (966)		$ 163	803		0
Conversion of Series C into common stock on January 10, 2015, shares				(96,571)		16,313
Conversion of Series B into common stock between March 3 and March 20, 2015, amount	$ (160,380)	(160,380)				$ 374	160,006		160,380
Conversion of Series B into common stock between March 3 and March 20, 2015, shares	(106,437)					37,416
Accretion of redemption value for Series A-1 from January 1 to March 25, 2015			$ 47,749					(47,749)	0
Accretion of redemption value for Series B from January 1 to March 25, 2015	$ 45,485	45,485						(45,485)	(45,485)
Deemed dividend related to exchange of common stock for Series A-1, Series A-1 Warrants, and Series B on March 25, 2015	8,655,998	8,655,998	9,196,923					(17,852,921)	(8,655,998)
Exchange of Series A-1 and Series A-1 Warrants into common and Series D on March 25, 2015, amount			$ (13,111,280)		$ 1,176	$ 2,991	13,107,113		0
Exchange of Series A-1 and Series A-1 Warrants into common and Series D on March 25, 2015, shares			(1,529,370)		117,582	299,108
Exchange of Series B into Common and Series D on March 25, 2015, amount	$ (10,379,128)	(10,379,128)			$ 1,206	$ 438	10,377,484		10,379,128
Exchange of Series B into Common and Series D on March 25, 2015, shares	(1,143,563)				120,573	43,797
Private Placement Issuance of 900,136 shares at $5.55 per share, net of issuance costs of $281,023 on March 31, 2015, amount						$ 9,001	4,705,725		4,714,726
Private Placement Issuance of 900,136 shares at $5.55 per share, net of issuance costs of $281,023 on March 31, 2015, shares						900,135
Issuance of additional common stock in March 2015 under common stock Purchase Agreement in relation to financing on July 7, 2014, amount						$ 119	(119)		0
Issuance of additional common stock in March 2015 under common stock Purchase Agreement in relation to financing on July 7, 2014, shares						11,904
Private Placement Issuance of 760,135 shares at $5.55 per share, net of issuance costs of $387,127 on April 10, 2015, amount						$ 7,601	3,824,021		3,831,622
Private Placement Issuance of 760,135 shares at $5.55 per share, net of issuance costs of $387,127 on April 10, 2015, shares						760,135
Private Placement Issuance of 33,333 shares at $75 per share of Series E Preferred Stock on April 10, 2015, amount					$ 333		2,499,667		2,500,000
Private Placement Issuance of 33,333 shares at $75 per share of Series E Preferred Stock on April 10, 2015, shares					33,333
Issuance of restricted common stock in April 2015 for services, amount						$ 2,476	1,909,974		1,912,450
Issuance of restricted common stock in April 2015 for services, shares						247,500
Issuance of restricted common stock to former board member on April 3, 2015 upon termination, amount						$ 27	45,973		46,000
Issuance of restricted common stock to former board member on April 3, 2015 upon termination, shares						2,703
Conversion of Series D Preferred Stock to common stock, amount					$ (467)	$ 6,306	(5,839)		0
Conversion of Series D Preferred Stock to common stock, shares					(46,665)	630,608
Stock option exercise, amount						$ 4	796		$ 800
Stock option exercise, shares						376			376
Shares issued in connection with exercise of warrants on a cashless basis, amount						$ 1,648	(1,648)		$ 0
Shares issued in connection with exercise of warrants on a cashless basis, shares						164,835
Elimination of warrant liability in exchange transaction							72,656		72,656
Issuance of shares in registered offering in October 2015, net of issuance costs, amount						$ 3,379	2,160,013		2,163,392
Issuance of shares in registered offering in October 2015, net of issuance costs, shares						337,838
Stock-based compensation							4,463,695		4,463,695
Net loss								(18,105,315)	(18,105,315)
Total stockholders' equity at Dec. 31, 2015	$ 0	0	$ 0	$ 0	$ 2,248	$ 38,366	67,999,928	(60,601,778)	7,438,764
Ending balance (in shares) at Dec. 31, 2015	0		0	0	224,824	3,836,632
Conversion of Series D Preferred Stock to common stock, amount					$ (590)	$ 7,974	(7,384)		$ 0
Conversion of Series D Preferred Stock to common stock, shares					(59,001)	797,312
Stock option exercise, shares									0
Elimination of warrant liability in exchange transaction									$ 0
Issuance of warrants in connection with note payable transaction on January 15, 2016							607,338		607,338
Issuance of whole in lieu of fractional shares resulting from reverse split in August 2016, amount						$ 24	(24)		0
Issuance of whole in lieu of fractional shares resulting from reverse split in August 2016, shares						2,426
Issuance of Series F convertible preferred stock, warrants and common stock in August public offering, net of $871,305 in issuance costs, amount					$ 6,653	$ 12,970	8,547,825		8,567,448
Issuance of Series F convertible preferred stock, warrants and common stock in August public offering, net of $871,305 in issuance costs, shares					665,281	1,297,038
Issuance of additional common stock related to April 2015 financing, amount						$ 2,555	(2,555)		0
Issuance of additional common stock related to April 2015 financing, shares						255,459
Stock issued for services, amount						$ 356	163,644		164,000
Stock issued for services, shares						35,644
Stock issued upon vesting of restricted stock units in April, July and August of 2016, net of payroll taxes, shares						71,600
Stock-based compensation							4,403,278		4,403,278
Net loss								(17,660,483)	(17,660,483)
Total stockholders' equity at Dec. 31, 2016	$ 0	$ 0	$ 0	$ 0	$ 8,311	$ 62,961	$ 81,533,511	$ (78,262,261)	$ 3,342,522
Ending balance (in shares) at Dec. 31, 2016	0		0	0	831,103	6,296,110